Trust Account and Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis

Description	Carrying value at September 30, 2020	Gross Unrealized Holding Gains	Quoted Price Prices in Active Markets (Level 1)
Money market fund	$306,566,000	$—	$306,566,000
Description	Carrying value at December 31, 2019	Gross Unrealized Holding Gains	Quoted Price Prices in Active Markets (Level 1)
Cash and money market funds	$11,000	$—	$11,000
U.S. government treasury bills	307,327,000	6,000	307,333,000
Total	$307,338,000	$6,000	$307,344,000

Description	Carrying value at December 31, 2019	Gross Unrealized Holding Gains	Quoted Price Prices in Active Markets (Level 1)
Assets:
Cash and money market funds	$11,000	$—	$11,000
U.S. government treasury bills	307,327,000	6,000	307,333,000
Total	$307,338,000	$6,000	$307,344,000